The Northern Trust Company
50 South LaSalle Street
Chicago, IL 60603
(312) 630-6000

August 16, 2013

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Ashmore Funds

1940 Act Registration No. 811-22468

1933 Act Registration No. 333-169226

Ladies and Gentlemen:

On behalf of Ashmore Funds (the “Trust”), enclosed for filing pursuant to Rule 497(e) under the Securities Act of 1933, as amended (“Rule 497(e)”), are exhibits containing interactive data format of risk/return summary information that reflect the risk/return summary information included in the Supplement dated August 1, 2013 to the Statutory Prospectus for Class A, Class C and Institutional Class Shares of the Trust dated February 28, 2013 (as supplemented thereafter), which was filed pursuant to Rule 497(e) on August 1, 2013.

If there are any questions or comments concerning the foregoing, please contact the undersigned at (312) 557-3948.

Sincerely,
Ashmore Funds
/s/ Owen T. Meacham
Owen T. Meacham
Assistant Secretary of the Trust

Enclosures